Note 7 - Due to Related Parties	12 Months Ended
Mar. 31, 2022
Banner Midstream Corp. [Member]
Notes to Financial Statements
Loans and Leases Receivable, Related Parties, Description	NOTE <em style="font: inherit;">7:</em> DUE TO RELATED PARTIES   The Company receives its support from Ecoark Holdings and other subsidiaries of Ecoark Holdings. As of <em style="font: inherit;"> March </em><em style="font: inherit;">31,</em> <em style="font: inherit;">2022</em> and <em style="font: inherit;">2021,</em> the intercompany advances balance with Ecoark Holdings was $8,777,545 and $6,614,217, respectively. There is <em style="font: inherit;">no</em> interest charged on this amount and the amount is due on demand and reflected as a current liability. The balance is comprised of expenses paid on behalf of the Company by Ecoark Holdings.   Prior to <em style="font: inherit;"> July 1, 2021, </em>the financial statements reflect allocations of certain Ecoark Holdings corporate, infrastructure and shared services expenses, including centralized research, legal, human resources, payroll, finance and accounting, employee benefits, real estate, insurance, information technology, telecommunications, treasury, and other income and expenses for interest expense on debt that portions were used for Banner Midstream, changes in derivative liabilities on the books of Ecoark Holdings for warrants granted in offerings of which proceeds went towards the operations of Banner Midstream, and conversions of debt. Where possible, these charges were allocated based on direct usage, with the remainder allocated on a pro rata basis of headcount, asset, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented pursuant to SAB Topic <em style="font: inherit;">1.B.1.</em> The allocations <em style="font: inherit;"> may </em><em style="font: inherit;">not,</em> however, reflect the expense the Company would have incurred as a standalone company for the periods presented. These costs also <em style="font: inherit;"> may </em><em style="font: inherit;">not</em> be indicative of the expenses that the Company will incur in the future or would have incurred if the Company had obtained these services from a <em style="font: inherit;">third</em> party.   In addition, as of <em style="font: inherit;"> March 31, 2021, </em>the Company had $10,511 outstanding with Zest Labs, Inc. another subsidiary of Ecoark Holdings. This was repaid to Banner Midstream in the year ended <em style="font: inherit;"> March 31, 2022.</em>   A board member of Ecoark Holdings advanced $250,000 to the Company through <em style="font: inherit;"> August 8, 2021, </em>under the terms of notes payable that bears interest at rates ranging between 10% and 15% interest per annum. On <em style="font: inherit;"> August 9, 2021, </em>the Company repaid the entire $250,000 plus accrued interest of $22,705 to the board member. Interest expense on the note for the years ended <em style="font: inherit;"> March 31, 2022 </em>and <em style="font: inherit;">2021</em> was $13,459 and $83,276, respectively.   During the year ended <em style="font: inherit;"> March 31, 2021, </em>the Company received proceeds of $603,553 in notes payable – related parties, repaid $1,622,566 in existing notes payable – related parties, and converted $575,000 in existing notes payable – related parties that resulted in a loss on conversion of $1,239,441. In addition, the Company converted $15,000 of accrued interest during this period.    An officer of the Company advanced $116,000 and was repaid this amount during the year ended <em style="font: inherit;"> March 31, 2022.</em>